LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Equity investments without readily determinable fair values	¥ 22,160	$ 3,223	¥ 22,160
Equity method investments	366,204	53,262	732,167	¥ 181,500
Long-term Investments	¥ 388,364	$ 56,485	¥ 754,327